Summary of Significant Accounting Policies (Details) (USD $)				12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Foreclosed Properties Acquired In Compliance With Hud Servicing Guidelines [Member]	Dec. 31, 2013 Deposit Bases Member [Member]	Dec. 31, 2013 Minimum [Member] Building [Member]	Dec. 31, 2013 Minimum [Member] Furniture And Fixtures [Member]	Dec. 31, 2013 Minimum [Member] Non Accruing [Member]	Dec. 31, 2013 Minimum [Member] Returning To Accrual [Member]	Dec. 31, 2013 Maximum [Member] Building [Member]	Dec. 31, 2013 Maximum [Member] Furniture And Fixtures [Member]
Change In Accounting Estimate [Line Items]
Impaired commercial loans							$ 1,000,000
Useful life of premises and equipment					7 years	3 years			45 years	15 years
Real estate acquired by foreclosure	71,562,000	60,690,000	25,800,000
Intangible assets, amortized period				10 years
Commercial loans								$ 1,000,000